Subsequent Events (Details) - Term loan	May 15, 2023	Apr. 02, 2023
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate		8.66%
SOFR | Major amendment to facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate	3.50%
SOFR | Minimum | Major amendment to facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate	0.75%